PROPERTY & EQUIPMENT - Aircraft fleet (Details) $ in Thousands	1 Months Ended						3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2021 aircraft	Mar. 31, 2021 aircraft	Jan. 31, 2020 aircraft	Dec. 31, 2019 USD ($) aircraft	Aug. 31, 2019 aircraft	Feb. 28, 2019 aircraft	Jun. 30, 2021 USD ($) aircraft	Jun. 30, 2020 USD ($) aircraft	Apr. 10, 2018 USD ($)	Jun. 30, 2021 USD ($) aircraft	Jun. 30, 2020 USD ($) aircraft	Dec. 31, 2018 USD ($) aircraft	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($) aircraft
PROPERTY & EQUIPMENT
Balance at beginning of period			31							43	31		31
Additions										8	16		21
Removals										(6)	(9)		(9)
Balance at end of period				31			45	38		45	38		43	31
Number of aircrafts previously under operating leases	1	5								6			2
Amortization expense | $									$ 119			$ 4,475	$ 11,948	$ 13,104
Passenger
PROPERTY & EQUIPMENT
Balance at beginning of period			31							31	31		31	30
Additions										8	9		9	9
Removals										(6)	(9)		(9)	(8)
Balance at end of period				31			33	31		33	31	30	31	31
Number of new aircrafts purchased											2		2
Number of aircrafts refinanced			3
Passenger | Owned
PROPERTY & EQUIPMENT
Balance at beginning of period			5							14	5		5	3
Additions										6	9		9	2
Balance at end of period				5			20	14		20	14	3	14	5
Number of aircrafts previously under operating leases										6	2
Number of aircrafts previously under finance leases											5
Accumulated depreciation on owned assets | $				$ 21,030			$ 67,495			$ 67,495			$ 52,048	$ 21,030
Depreciation expense | $							$ 9,642	$ 6,370	2,315	$ 18,442	$ 11,491	$ 6,731	$ 31,657	$ 17,347
Passenger | Finance leases
PROPERTY & EQUIPMENT
Balance at beginning of period			10							5	10		10	5
Additions										2				5
Removals											(5)		(5)
Balance at end of period				10			7	5		7	5	5	5	10
Number of aircrafts previously under finance leases													5
Accumulated amortization on finance lease assets | $				$ 6,698			$ 21,209			$ 21,209			$ 13,018	$ 6,698
Amortization expense | $							$ 2,692	$ 4,665	$ 119	$ 5,384	$ 8,955	$ 4,476	$ 11,948	$ 13,104
Passenger | Operating leases
PROPERTY & EQUIPMENT
Balance at beginning of period			14							12	14		14	19
Removals										(6)	(2)		(2)	(5)
Balance at end of period				14			6	12		6	12	19	12	14
Number of aircrafts previously under operating leases						1
Number of operating lease agreements expired				2	1
Passenger | Seasonal leases
PROPERTY & EQUIPMENT
Balance at beginning of period			2								2		2	3
Additions														2
Removals											(2)		(2)	(3)
Balance at end of period				2								3		2
Cargo | Aircraft Operated for Amazon
PROPERTY & EQUIPMENT
Balance at beginning of period										12
Additions											7		12
Balance at end of period							12	7		12	7		12